Financial Liabilities - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Pending payment amount from undiscounted cash flows of loans and other payables		€ 36,000,000
Payments made from undiscounted cash flows of loans and other payables	€ 41,000,000	108,000,000
Debentures and bonds issued	31,095,000,000	32,156,000,000
Commercial papers issuable	5,000,000,000
Promissory notes issued	31,095,000,000
Commercial papers issued		999,000,000
Promissory notes issuable, allowed increase	500
Available financing capacity	11,737,000,000	12,182,000,000
Available financing capacity related to fulfillment of sustainability objectives	10,114,000,000
Borrowings maturing in more than twelve months	11,434,000,000
Sustainability Linked Bilateral Facilities
Disclosure of financial liabilities [line items]
Available financing capacity related to fulfillment of sustainability objectives	3,864,000,000
Telefónica Germany GmbH & Co. OHG | Syndicated Loan Due December 17, 2026
Disclosure of financial liabilities [line items]
Available financing capacity related to fulfillment of sustainability objectives	750,000,000
Telefónica, S.A.
Disclosure of financial liabilities [line items]
Collateral liabilities deposit	580,000,000	€ 309,000,000
Telefónica, S.A. | Credit Facility due March 01, 2023
Disclosure of financial liabilities [line items]
Available financing capacity related to fulfillment of sustainability objectives	5,500,000,000
Maximum
Disclosure of financial liabilities [line items]
Promissory notes issuable, allowed increase	€ 2,000,000,000
Latin America
Disclosure of financial liabilities [line items]
Proportion of gross debt (as a percent)	1.00%
2023
Disclosure of financial liabilities [line items]
Interest payable	€ 1,254,000,000
Promissory notes issued	1,477,000,000
2024
Disclosure of financial liabilities [line items]
Interest payable	1,147,000,000
Promissory notes issued	1,130,000,000
2025
Disclosure of financial liabilities [line items]
Interest payable	1,057,000,000
Promissory notes issued	3,130,000,000
2026
Disclosure of financial liabilities [line items]
Interest payable	978,000,000
Promissory notes issued	2,101,000,000
2027
Disclosure of financial liabilities [line items]
Interest payable	871,000,000
Promissory notes issued	4,178,000,000
Subsequent years
Disclosure of financial liabilities [line items]
Interest payable	7,840,000,000
Promissory notes issued	19,079,000,000
Derivative instruments
Disclosure of financial liabilities [line items]
Fair value of current financial liabilities	712,000,000
Fair value of non-current liabilities	2,668,000,000
Commercial Paper
Disclosure of financial liabilities [line items]
Promissory notes issued	€ 500,000,000
Average interest rate (as a percent)	0.28%	0.46%
Promissory note
Disclosure of financial liabilities [line items]
Promissory notes issued	€ 0	€ 30,000,000
Loans and other payables
Disclosure of financial liabilities [line items]
Average interest rate (as a percent)	3.45%	1.30%